	Union Street Partners Value Fund
Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
94.52%	COMMON STOCKS
15.57%	BANKS
	Bank of America Corp. . . . . . . . . .	52,350	$ 1,501,921
	Burke & Herbert Bank & Trust Co. . . . .	33,920	2,177,664
	The Goldman Sachs Group, Inc. . . . . . . . . . .	5,300	1,709,462
	JPMorgan Chase & Co. . . . . . . . . .	25,000	3,636,000
	Wells Fargo & Co. . . . . . . . . . . .	43,500	1,856,580
			10,881,627
2.11%	BEVERAGES
	Diageo PLC ADR (Sponsored) . . . . . .	8,500	1,474,580
7.62%	COMMUNICATION SERVICES
	AT&T, Inc. . . . . . . . . . . . . . . .	68,500	1,092,575
	META Platforms, Inc..(A) . . . . . . . . .	14,750	4,232,955
			5,325,530
20.73%	COMPUTERS
	Apple, Inc. . . . . . . . . . . . . . . .	29,250	5,673,622
	Intel Corp. . . . . . . . . . . . . . . .	63,900	2,136,816
	Microsoft Corp. . . . . . . . . . . . .	19,620	6,681,395
			14,491,833
8.58%	INDUSTRIAL
	The Boeing Co.(A) . . . . . . . . . . . .	14,200	2,998,472
	FedEx Corp. . . . . . . . . . . . . . .	12,100	2,999,590
			5,998,062
9.83%	MEDICAL
	Bayer AG ADR (Sponsored) . . . . . . .	183,000	2,529,060
	CVS Health Corp. . . . . . . . . . . .	22,000	1,520,860
	Johnson & Johnson . . . . . . . . . .	7,680	1,271,194
	Merck & Co., Inc. . . . . . . . . . . . .	13,420	1,548,534
			6,869,648

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QUARTERLY REPORT

	Union Street Partners Value Fund
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
10.42%	OIL
	Chevron Corp. . . . . . . . . . . . . .	14,000	$2,202,900
	Exxon Mobil Corp. . . . . . . . . . . .	24,700	2,649,075
	Schlumberger Ltd. . . . . . . . . . . .	49,500	2,431,440
			7,283,415
2.79%	REAL ESTATE
	Simon Property Group, Inc. . . . . . . .	16,900	1,951,612
13.08%	RETAIL
	Dollar Tree, Inc.(A) . . . . . . . . . . . .	24,650	3,537,275
	The Home Depot . . . . . . . . . . .	5,750	1,786,180
	LVMH Moet Hennessy Jouis Vuitton SE . .	12,150	2,294,406
	Target Corp. . . . . . . . . . . . . . .	11,600	1,530,040
			9,147,901
3.79%	UTILITIES
	PG&E Corp.(A) . . . . . . . . . . . . .	153,500	2,652,480
94.52%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		66,076,688
5.41%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market
	Government Portfolio Institutional
	Class 4.99%(B) . . . . . . . . . . . .	3,781,818	3,781,818
99.93%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		69,858,506
0.07%	Other assets, net of liablities . . . . . . . . . . . . . .		46,653
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$69,905,159

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2023

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

2

QUARTERLY REPORT

Union Street Partners Value Fund

Schedule of Investments - continued	June 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$63,899,024	$2,177,664	$—	$66,076,688
Short-Term Investments . . .	3,781,818	—	—	3,781,818
Total Investments . . . . .	$67,680,842	$2,177,664	$—	$69,858,506

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,468,025 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$33,659,729
Gross unrealized depreciation . .	(269,248)
Net unrealized appreciation . . .	$33,390,481

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QUARTERLY REPORT